Convertible debt (Details Narrative)			1 Months Ended		3 Months Ended
	Feb. 24, 2021 USD ($) $ / shares	Dec. 19, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares
Two Thousand Twenty Series Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturity					mature twenty-four (24) months
Interest rate					5.00%
Interest rate, description		The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020
Conversion price		$ 7.50			$ 11.25
Discount on offering price		15.00%
Warrant exercise price		$ 15.00
Trading price		$ 30.00
Public offering aggregate amount | $		$ 30,000,000
Two Thousand Twenty Series Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		5.00%
Two Thousand Twenty Series Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		10.00%
Two Thousand Twenty Series One Up Debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion price					$ 9.50
Fair value of convertible debentures | $					$ 3,078,550
Two thousand twenty series standby debentures [member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 8.90
Fair value of convertible debentures | $				$ 8,000,000
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price			$ 15.00
Warrants value | $			$ 2,000,000
Warrant exercisable period			2 years
Convertible debt | $			$ 1,381,084
Warrants issued | shares			224,719
Remaining of convertible debentures | $			$ 6,000,000
Two thousand twenty series standby debentures [member] | Convertible Debt [Member]
IfrsStatementLineItems [Line Items]
Convertible debt | $			$ 618,916
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares			224,719
Two thousand twenty series standby debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 7.50
Amended EB loan [member]
IfrsStatementLineItems [Line Items]
Conversion price	$ 10.25
Warrant exercise price	$ 15.00
Amended EB loan [member] | Lender [member]
IfrsStatementLineItems [Line Items]
Warrant exercisable period	3 years
Proceeds from convertible debt | $	$ 5,000,000